Fair values of financial assets and liabilities - Movements in level 3 financial assets portfolio (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	£ 593,524
Balance at end of period	592,919	£ 692,219
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period		3,395
Exchange and other adjustments	1	6
Gains recognised in the income statement within other income	(2)	40
Gains (losses) recognised in other comprehensive income within the revaluation reserve in respect of financial assets carried at fair value through other comprehensive income	4	1
Purchases	483	8
Sales	(1,273)	(1,074)
Transfers into the level 3 portfolio	420	527
Transfers out of the level 3 portfolio		(193)
Balance at end of period	2,416	2,710
Gains (losses) recognised in the income statement within other income relating to those assets held at 30 June 2018		14
Level 3 | Increase (decrease) due to application of IFRS 9
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	2,779
Level 3 | Financial assets at fair value through profit or loss [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period		2,037
Exchange and other adjustments	1	7
Gains recognised in the income statement within other income	(2)	38
Purchases	483	8
Sales	(1,272)
Transfers into the level 3 portfolio	399	193
Balance at end of period	2,334	2,283
Gains (losses) recognised in the income statement within other income relating to those assets held at 30 June 2018		12
Level 3 | Financial assets at fair value through profit or loss [member] | Increase (decrease) due to application of IFRS 9
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	2,721
Level 3 | Financial assets at FVOCI
Reconciliation of changes in fair value measurement, assets [abstract]
Gains (losses) recognised in other comprehensive income within the revaluation reserve in respect of financial assets carried at fair value through other comprehensive income	4
Sales	(1)
Balance at end of period	56
Level 3 | Financial assets at FVOCI | Increase (decrease) due to application of IFRS 9
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	53
Level 3 | Available for sale financial assets
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period		302
Exchange and other adjustments		(1)
Gains (losses) recognised in other comprehensive income within the revaluation reserve in respect of financial assets carried at fair value through other comprehensive income		1
Sales		(91)
Transfers into the level 3 portfolio		334
Transfers out of the level 3 portfolio		(193)
Balance at end of period		352
Level 3 | Derivative financial instruments
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period		1,056
Gains recognised in the income statement within other income		2
Sales		(983)
Transfers into the level 3 portfolio	21
Balance at end of period	26	75
Gains (losses) recognised in the income statement within other income relating to those assets held at 30 June 2018		£ 2
Level 3 | Derivative financial instruments | Increase (decrease) due to application of IFRS 9
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	£ 5